Derivatives and hedging activities - Contingent credit risk (Details 3) - CHF (SFr) SFr in Billions	Dec. 31, 2021	Dec. 31, 2020
Contingent credit risk
Current net exposure	SFr 2.6	SFr 3.4
Collateral posted	1.9	2.4
Scenario, Impact of a one-notch downgrade event [Member]
Contingent credit risk
Collateral posted	0.1	0.0
Scenario, Impact of a two-notch downgrade event [Member]
Contingent credit risk
Collateral posted	0.2	0.0
Scenario, Impact of a three-notch downgrade event [Member]
Contingent credit risk
Collateral posted	0.8	0.7
Bilateral counterparties
Contingent credit risk
Current net exposure	2.3	3.0
Collateral posted	1.9	2.4
Bilateral counterparties | Scenario, Impact of a one-notch downgrade event [Member]
Contingent credit risk
Collateral posted	0.1	0.0
Bilateral counterparties | Scenario, Impact of a two-notch downgrade event [Member]
Contingent credit risk
Collateral posted	0.2	0.0
Bilateral counterparties | Scenario, Impact of a three-notch downgrade event [Member]
Contingent credit risk
Collateral posted	0.7	0.5
Special purpose entities
Contingent credit risk
Current net exposure	0.0	0.0
Collateral posted	0.0	0.0
Special purpose entities | Scenario, Impact of a one-notch downgrade event [Member]
Contingent credit risk
Collateral posted	0.0	0.0
Special purpose entities | Scenario, Impact of a two-notch downgrade event [Member]
Contingent credit risk
Collateral posted	0.0	0.0
Special purpose entities | Scenario, Impact of a three-notch downgrade event [Member]
Contingent credit risk
Collateral posted	0.0	0.0
Accelerated terminations
Contingent credit risk
Current net exposure	0.3	0.4
Accelerated terminations | Scenario, Impact of a one-notch downgrade event [Member]
Contingent credit risk
Collateral posted	0.0	0.0
Accelerated terminations | Scenario, Impact of a two-notch downgrade event [Member]
Contingent credit risk
Collateral posted	0.0	0.0
Accelerated terminations | Scenario, Impact of a three-notch downgrade event [Member]
Contingent credit risk
Collateral posted	0.1	0.2
Bank
Contingent credit risk
Current net exposure	2.6	3.4
Collateral posted	1.9	2.4
Bank | Scenario, Impact of a one-notch downgrade event [Member]
Contingent credit risk
Collateral posted	0.1	0.0
Bank | Scenario, Impact of a two-notch downgrade event [Member]
Contingent credit risk
Collateral posted	0.2	0.0
Bank | Scenario, Impact of a three-notch downgrade event [Member]
Contingent credit risk
Collateral posted	0.8	0.7
Bank | Bilateral counterparties
Contingent credit risk
Current net exposure	2.3	3.0
Collateral posted	1.9	2.4
Bank | Bilateral counterparties | Scenario, Impact of a one-notch downgrade event [Member]
Contingent credit risk
Collateral posted	0.1	0.0
Bank | Bilateral counterparties | Scenario, Impact of a two-notch downgrade event [Member]
Contingent credit risk
Collateral posted	0.2	0.0
Bank | Bilateral counterparties | Scenario, Impact of a three-notch downgrade event [Member]
Contingent credit risk
Collateral posted	0.7	0.5
Bank | Special purpose entities
Contingent credit risk
Current net exposure	0.0	0.0
Collateral posted	0.0	0.0
Bank | Special purpose entities | Scenario, Impact of a one-notch downgrade event [Member]
Contingent credit risk
Collateral posted	0.0	0.0
Bank | Special purpose entities | Scenario, Impact of a two-notch downgrade event [Member]
Contingent credit risk
Collateral posted	0.0	0.0
Bank | Special purpose entities | Scenario, Impact of a three-notch downgrade event [Member]
Contingent credit risk
Collateral posted	0.0	0.0
Bank | Accelerated terminations
Contingent credit risk
Current net exposure	0.3	0.4
Bank | Accelerated terminations | Scenario, Impact of a one-notch downgrade event [Member]
Contingent credit risk
Collateral posted	0.0	0.0
Bank | Accelerated terminations | Scenario, Impact of a two-notch downgrade event [Member]
Contingent credit risk
Collateral posted	0.0	0.0
Bank | Accelerated terminations | Scenario, Impact of a three-notch downgrade event [Member]
Contingent credit risk
Collateral posted	SFr 0.1	SFr 0.2